Senior Unsecured Bonds	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Senior Unsecured Bonds
12. Senior Unsecured Bonds

On October 17, 2024, we issued an aggregate principal amount of $100 million of our October 2024 Bonds. The net proceeds of the issuance of the October 2024 Bonds were used to redeem in full all of our previously outstanding 2020 Bonds. The borrowing limit under the bond terms governing the October 2024 Bonds is $200 million.On March 28, 2025, pursuant to the March 2025 Bond Tap Issue Addendum, the Company completed the March 2025 Bond Tap Issue issuing an additional aggregate principal amount of $40 million in the Nordic bond market under the same bond terms governing its outstanding October 2024 Bonds. The March 2025 Bond Tap Issue matures in October 2029, in line with the October 2024 Bonds, and also bears a fixed coupon of 7.25%per annum payable semi-annually in arrears on April 30 and October 30.

Settlement in respect of the March 2025 Bond Tap Issue occurred on April 4, 2025. Following the issuance of the October 2024 Bonds and the March 2025 Bond Tap Issue, a further $60 million in aggregate principal amount of bonds remains available to be issued by the Company under the bond terms governing the October 2024 Bonds.

On September 3, 2025 the October 2024 Bonds (and the March 2025 Bond Tap Issue under the same bond terms) were listed on the Nordic ABM, which is operated and organized by Oslo Børs ASA and governed by Norwegian law

The following table shows the breakdown of our senior unsecured bonds and total deferred financing costs as of December 31, 2025, and 2024:

Senior Unsecured Bonds	December 31, 2024	December 31, 2025
	(in thousands)
October 2024 Bond issuance	$100,000	$100,000
March 2025 Bond Tap issuance	—	40,000
Less deferred financing costs	(1,554)	(1,817)
Total bonds, net of deferred financing costs	$98,446	$138,183

Optional Redemption. We may redeem the October 2024 Bonds (and the March 2025 Bond Tap Issue), in whole or in part at any time. Any bonds redeemed: up until October 29, 2027 will be priced at the aggregate of the present value (discounted at 412 basis points) on the Repayment Date of the Nominal Amount and the remaining interest payments up to October 30, 2027; from October 30, 2027 to April 29, 2028, are redeemable at 102.9% of par; from April 30, 2028 to October 29, 2028, are redeemable at 102.175% of par; from October 30, 2028 to April 29, 2029, are redeemable at 101.45% of par; and from April 30, 2029 to October 29, 2029, are redeemable at 100% of par; in each case, in cash plus accrued interest.

Additionally, upon the occurrence of a “Change of Control Event” (as defined in the bond terms covering the October 2024 Bonds and the March 2025 Bond Tap Issue), the holders of October 2024 Bonds (and holders of the March 2025 Bond Tap Issue) have the option to require us to repay such holders’ outstanding principal amount at 101% of par, plus accrued interest.

Unsecured Bond Financial Covenants. The bond terms for the October 2024 Bonds (and the March 2025 Bond Tap Issue) contain financial covenants requiring the Company, among other things, to:

•maintain a minimum liquidity of no less than $35 million; and
•maintain an Equity Ratio (as defined) of at least 30%.
Our compliance with the covenants listed above is measured as of the end of each fiscal quarter. As of December 31, 2025, we were in compliance with all covenants under the October 2024 Bonds (and the March 2025 Bond Tap Issue).

Other Unsecured Bond Covenants. The October 2024 Bonds (and the March 2025 Bond Tap Issue) provide that we may declare or pay dividends to shareholders provided the Company maintains a minimum liquidity of $45 million unless an event of default has occurred and is continuing. The Bond Agreement (and the March 2025 Bond Tap Issue Addendum thereto) related to the 2024 Bonds (the “2024 Bond Agreement”) also limits us and our subsidiaries from, among other things, entering into mergers and de-mergers, engaging in transactions with affiliates, or incurring any additional liens that could have a material adverse effect. In addition, the 2024 Bond Agreement includes customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, false representation or warranty, a cross-default to other indebtedness, the occurrence of a material adverse effect, or our insolvency or dissolution.